Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit (loss)	$ (5)	$ 439	$ 161
Adjustments for:
Depreciation and amortization	655	674	707
Asset impairment charges	240	45	45
Foreign currency adjustments	0	1	5
Change in fair value of derivatives	22	0	(18)
(Gain) loss on sale or disposal of businesses and other assets	(6)	13	3
Business disposal costs	0	(1)	(1)
Share of profit of associates and joint ventures, net of income tax	(3)	(2)	(3)
Net financial (income) expenses	819	701	873
Premium on extinguishment of borrowings	(3)	(11)	(122)
Interest paid	(619)	(644)	(909)
Income tax expense (benefit)	40	81	105
Income taxes paid, net of refunds received	(143)	(196)	(163)
Change in trade and other receivables	(3)	(110)	9
Change in inventories	(83)	(151)	(2)
Change in trade and other payables	48	12	7
Change in provisions and employee benefits	(3)	1	176
Change in other assets and liabilities	(6)	(12)	3
Net cash from operating activities	950	840	876
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment and intangible assets	(585)	(410)	(324)
Proceeds from sale of property, plant and equipment and other assets	21	5	13
Disposal of businesses, net of cash disposed	118	44	149
Other	6	2	5
Net cash from (used in) investing activities	(440)	(359)	(157)
Cash flows used in financing activities
Drawdown of borrowings	0	452	4,706
Repayment of borrowings	(352)	(1,221)	(6,339)
Payment of debt transaction costs	0	(10)	(110)
Other	(5)	(6)	(6)
Net cash used in financing activities	(357)	(785)	(1,749)
Net increase (decrease) in cash and cash equivalents	153	(304)	(1,030)
Cash and cash equivalents, beginning of period	617	932	1,977
Cash and cash equivalents classified as assets held for sale	20	3	0
Effect of exchange rate fluctuations on cash and cash equivalents	(7)	6	(12)
Cash and cash equivalents as of December 31	783	617	932
Cash and cash equivalents classified as assets held for sale	0	20	3
Cash and cash equivalents if different from statement of financial position	783	637	935
Additional information [abstract]
Principal amount outstanding	11,035	11,389	12,071
Related party receivable balance
Additional information [abstract]
Related party interest income	$ 17	$ 17	$ 17